Other Income (Expense)	12 Months Ended
Dec. 31, 2018
Other Income and Expenses [Abstract]
Other Income (Expense)
Other Income (Expense)
A summary of other income (expense) follows (in thousands):

	Years Ended December 31,
	2018	2017	2016
(Accrual for) reduction of loss contingency related to legal proceedings (Footnote 8)	$—	$(5,000)	$1,168
Recovery of INOVA bad debts	—	844	3,983
Loss on bond exchange	—	—	(2,182)
Other income (expense)	(436)	211	(1,619)
Total other income (expense), net	$(436)	$(3,945)	$1,350